Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 255	$ 227	$ 148
Additions based on tax positions related to the current year	51	52	44
Additions for tax positions of prior years	43	27	39
Reduction for tax positions of prior years	(2)	(48)
Reduction due to ST-Ericsson deconsolidation		(8)
Settlements			(1)
Prepayment	(5)	(1)	(6)
Foreign currency translation	(29)	6	3
Balance at end of year	$ 313	$ 255	$ 227